Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Ricoh's Lease Receivables

Information pertaining to Ricoh’s lease receivables as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Future minimum lease payments to be received	¥645,010	¥648,347
Estimated non-guaranteed residual values	8,954	11,881
Unearned income	(41,133)	(38,661)
Allowance for doubtful receivables	(8,472)	(8,727)

Lease receivables, net	604,359	612,840
Less - Current portion of lease receivable, net	(212,101)	(227,866)

Amounts due after one year, net	¥392,258	¥384,974

Schedule Of Minimum Lease Payments On Operating Leases

As of March 31, 2013, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2014	¥237,741
2015	167,343
2016	123,217
2017	76,956
2018	32,084
2019 and thereafter	11,006

Total	¥648,347

Schedule Of Loan Activities	Loan activities for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
New loans	¥15,465	¥22,222	¥22,398
Repayment of outstanding loans	9,777	11,519	16,327

Schedule Of Key Economic Assumptions Used In Measuring The Fair Value Of Retained Interests Related To The Securitization Transactions

The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥15,487	¥12,039
Long-term finance receivables, net	30,225	24,442
Current maturities of long-term indebtedness	12,487	10,161
(Including secured loans caused by lease transactions)	(11,835)	(10,161)
Long-term indebtedness	24,371	20,624
(Including secured loans caused by lease transactions)	(23,096)	(20,624)

Ricoh's Foreign Subsidiaries Transferred Lease Receivables
Schedule Of Assets And Liabilities Accounted For As Secured Loans

The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥1,397	¥1,743
Long-term finance receivables, net	6,919	5,575
Current maturities of long-term indebtedness	1,397	1,743
Long-term indebtedness	6,919	5,575